Investments in equity accounted units - Summary of Investments in equity accounted units (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Investments in equity accounted units [Line Items]
– Non-current assets	$ 70,047	$ 76,554
– Current assets	20,168	18,678
Total assets	90,949	95,726
– Non-current liabilities	(30,261)	(33,262)
Total liabilities	(41,126)	(44,611)
Rio Tinto's share of net assets	4,299	4,486
Investment in equity accounted units [member]
Disclosure of Investments in equity accounted units [Line Items]
– Non-current assets	6,000	5,913
– Current assets	887	990
Total assets	6,887	6,903
– Current liabilities	(607)	(654)
– Non-current liabilities	(1,981)	(1,763)
Total liabilities	(2,588)	(2,417)
Rio Tinto's share of net assets	$ 4,299	$ 4,486	$ 5,019